CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net profit/(loss)	€ (22,332)	€ 5,520	€ 18,625
Fair value remeasurement of cash flow hedges	644	678	(910)
of which, reclassified to the income statement	378	445	532
of which, recognized in equity during the period	266	233	(1,442)
Gains and losses from remeasurement of financial assets	18	8	57
of which, reclassified to the income statement	13	0	0
of which, recognized in equity during the period	31	8	57
Exchange differences on translating foreign operations	(4,550)	1,008	(1,927)
Income tax (expense)/benefit	(197)	(156)	245
Share of Other comprehensive income/(loss) for equity method investees	(332)	55	(221)
Amounts to be potentially reclassified to profit or loss	(4,417)	1,593	(2,756)
Actuarial gains and losses on defined benefit pension obligations	261	(144)	(228)
Share of Other comprehensive income/(loss) for equity method investees	9	(1)	2
Income tax (expense)/benefit	52	55	41
Other comprehensive income that will not be reclassified to profit or loss, net of tax	322	(90)	(185)
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	(26,427)	7,023	15,684
of which, attributable to equity holders of the parent	(26,450)	6,974	15,658
of which, attributable to non-controlling interests	€ 23	€ 49	€ 26